UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3023

                                   FORUM FUNDS
                               Two Portland Square
                               Portland, ME 04101
                                  207-879-1900

           Simon D. Collier, President and Principal Executive Officer
                               Two Portland Square
                               Portland, ME 04101
                                  207-553-7110

                       Date of fiscal year end: October 31

              Date of reporting period: May 1, 2005 - July 31, 2005

Item 1.  Schedule of Investments.

-------------------------------------------------------------------------------------------------------------------------
DOVER RESPONSIBILITY FUND
SCHEDULE OF INVESTMENTS
JULY 31, 2005
-------------------------------------------------------------------------------------------------------------------------
      SHARES                           SECURITY DESCRIPTION                                                 VALUE
      ------                           --------------------                                                 -----

COMMON STOCK - 99.5%
CONSUMER DISCRETIONARY - 14.4%
               106 Brunswick Corp.                                                                               $ 4,935
               263 Ciruit City Stores, Inc.                                                                        4,800
               135 Costco Wholesale Corp.                                                                          6,206
               140 Darden Restaurants, Inc.                                                                        4,858
               124 Dow Jones & Co., Inc.                                                                           4,654
                72 Federated Department Stores, Inc.                                                               5,463
                80 Gannett Co., Inc.                                                                               5,837
               106 Harley-Davidson, Inc.                                                                           5,638
               100 JC Penney Co., Inc.                                                                             5,614
               128 Lowe's Cos., Inc.                                                                               8,476
                80 Marriott International, Inc., Class A                                                           5,478
               151 New York Times Co., Class A                                                                     4,760
                71 Nike, Inc., Class B                                                                             5,950
               207 RadioShack Corp.                                                                                4,858
               119 Starbucks Corp.+                                                                                6,254
               145 Target Corp.                                                                                    8,519
               144 Tribune Co.                                                                                     5,256
               354 Wal-Mart Stores, Inc.                                                                          17,470
               333 Walt Disney Co.                                                                                 8,538
                79 WW Grainger, Inc.                                                                               4,923
                                                                                                     --------------------
                                                                                                                 128,487
                                                                                                     --------------------


CONSUMER STAPLES - 9.3%
               254 Archer-Daniels-Midland Co.                                                                      5,827
               176 Avon Products, Inc.                                                                             5,757
                49 Brown-Forman Corp., Class B                                                                     2,864
                94 Clorox Co.                                                                                      5,250
               125 General Mills, Inc.                                                                             5,925
               163 Gillette Co.                                                                                    8,748
               149 HJ Heinz Co.                                                                                    5,480
               128 Kellogg Co.                                                                                     5,800
               167 Pepsi Bottling Group, Inc.                                                                      4,870
               214 PepsiCo, Inc.                                                                                  11,669
               276 Procter & Gamble Co.                                                                           15,354
               293 Sara Lee Corp.                                                                                  5,840
                                                                                                     --------------------
                                                                                                                  83,384
                                                                                                     --------------------


ENERGY - 6.7%
               244 ChevronTexaco Corp.                                                                          $ 14,154
               183 ConocoPhillips                                                                                 11,454
               580 Exxon Mobil Corp.                                                                              34,075
                                                                                                     --------------------
                                                                                                                  59,683
                                                                                                     --------------------

FINANCIALS - 21.9%
               124 Allstate Corp.                                                                                  7,596
               176 American Express Co.                                                                            9,680
               187 AmSouth Bancorporation                                                                          5,219
               202 AON Corp.                                                                                       5,139
               419 Bank of America Corp.                                                                          18,268
               148 BB&T Corp.                                                                                      6,189
               510 Citigroup, Inc.                                                                                22,185
                85 Comerica, Inc.                                                                                  5,194
               118 First Horizon National Corp.                                                                    4,813
               123 Freddie Mac                                                                                     7,783
               196 Huntington Bancshares, Inc.                                                                     4,888
               110 Lincoln National Corp.                                                                          5,313
               182 Mellon Financial Corp.                                                                          5,544
               150 Merrill Lynch & Co., Inc.                                                                       8,817
               152 Metlife, Inc.                                                                                   7,469
               113 Moody's Corp.                                                                                   5,346
               166 National City Corp.                                                                             6,127
               104 Northern Trust Corp.                                                                            5,283
               104 PNC Financial Services Group, Inc.                                                              5,701
               109 Prudential Financial, Inc.                                                                      7,292
                91 Safeco Corp.                                                                                    5,000
               119 SLM Corp.                                                                                       6,127
               163 St. Paul Travelers Cos., Inc.                                                                   7,175
               115 State Street Corp.                                                                              5,720
               213 Wachovia Corp.                                                                                 10,731
               173 Washington Mutual, Inc.                                                                         7,349
                                                                                                     --------------------
                                                                                                                 195,948
                                                                                                     --------------------

HEALTH CARE - 14.8%
               220 Abbott Laboratories                                                                            10,259
                82 Aetna, Inc.                                                                                     6,347
               151 Amgen, Inc.+                                                                                   12,042
               217 Boston Scientific Corp.+                                                                        6,282
               335 Bristol-Myers Squibb Co.                                                                        8,368
               172 Eli Lilly & Co.                                                                                 9,687
                91 Guidant Corp.                                                                                   6,261
               308 Johnson & Johnson                                                                              19,700
               180 Medtronic, Inc.                                                                                 9,709
               760 Pfizer, Inc.                                                                                   20,140
               123 St. Jude Medical, Inc.+                                                                         5,831
               113 WellPoint, Inc.+                                                                                7,994
               203 Wyeth                                                                                           9,287
                                                                                                     --------------------
                                                                                                                 131,907
                                                                                                     --------------------

INDUSTRIALS - 12.8%
               122 3M Co.                                                                                        $ 9,150
               168 Bemis Co.                                                                                       4,536
               140 Caterpillar, Inc.                                                                               7,547
                76 Cooper Industries, Ltd., Class A                                                                4,908
                83 Deere & Co.                                                                                     6,103
                80 Eaton Corp.                                                                                     5,227
               100 Emerson Electric Co.                                                                            6,580
                81 Fluor Corp.                                                                                     5,168
               967 General Electric Co.                                                                           33,362
                74 Illinois Tool Works, Inc.                                                                       6,338
                77 Parker Hannifin Corp.                                                                           5,061
               107 Rockwell Collins, Inc.                                                                          5,222
               141 RR Donnelley & Sons Co.                                                                         5,083
                96 Stanley Works                                                                                   4,697
                71 Vulcan Materials Co.                                                                            4,987
                                                                                                     --------------------
                                                                                                                 113,969
                                                                                                     --------------------

INFORMATION TECHNOLOGY - 13.6%
               188 Adobe Systems, Inc.                                                                             5,572
               374 Applied Materials, Inc.                                                                         6,904
               733 Cisco Systems, Inc.+                                                                           14,037
               411 Hewlett-Packard Co.                                                                            10,119
               181 IBM                                                                                            15,106
               647 Intel Corp.                                                                                    17,560
               972 Microsoft Corp.                                                                                24,893
               672 Oracle Corp.+                                                                                   9,126
               678 Parametric Technology Corp.+                                                                    4,678
               119 Pitney Bowes, Inc.                                                                              5,305
               264 Texas Instruments, Inc.                                                                         8,385
                                                                                                     --------------------
                                                                                                                 121,685
                                                                                                     --------------------

MATERIALS - 3.4%
               226 Alcoa, Inc.                                                                                     6,339
               172 Dow Chemical Co.                                                                                8,247
               151 Ecolab, Inc.                                                                                    5,071
               155 Newmont Mining Corp.                                                                            5,820
               113 Rohm & Haas Co.                                                                                 5,205
                                                                                                     --------------------
                                                                                                                  30,682
                                                                                                     --------------------

TELECOMMUNICATION SERVICES - 1.3%
               348 Verizon Communications, Inc.                                                                   11,912
                                                                                                     --------------------


UTILITIES - 1.3%
                96 Constellation Energy Group, Inc.                                                                5,780
               131 Sempra Energy                                                                                   5,568
                                                                                                     --------------------
                                                                                                                  11,348
                                                                                                     --------------------


Total Common Stock (Cost $869,018)                                                                             $ 889,005
                                                                                                     --------------------

    PRINCIPAL

SHORT-TERM INVESTMENTS - 0.9%
MONEY MARKET DEPOSIT ACCOUNT - 0.9%
             7,704 Citibank Money Market Deposit Account (Cost $7,704)                                             7,704
                                                                                                     --------------------

Total Investments - 100.4%  (Cost $876,722)*                                                                   $ 896,709
Other Assets & Liabilities, Net - (0.4)%                                                                          (3,543)
                                                                                                     --------------------
NET ASSETS - 100.0%                                                                                            $ 893,166
                                                                                                     ====================

--------------------------------------------------------------------------------
+  Non-income producing security.
*  Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:
                   Gross Unrealized Appreciation                                                                $ 28,164
                   Gross Unrealized Depreciation                                                                  (8,177)
                                                                                                     --------------------
                   Net Unrealized Appreciation (Depreciation)                                                   $ 19,987
                                                                                                     ====================


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FOUNTAINHEAD SPECIAL VALUE FUND
SCHEDULE OF INVESTMENTS
JULY 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
                                                    SECURITY
           SHARES                                 DESCRIPTION                                                       VALUE
------------------------------        -------------------------------------                                 -----------------------

COMMON STOCK - 91.6%

BUSINESS SERVICES - 5.7%
                       35,800         Cendant Corp.                                                                      $ 764,688
                       11,900         Dendrite International, Inc.+                                                        205,870
                                                                                                            -----------------------
                                                                                                                           970,558
                                                                                                            -----------------------

DATA PROCESSING/MANAGEMENT - 1.6%
                        7,000         SEI Investments Co.                                                                  270,620
                                                                                                            -----------------------

DOMESTIC DEPOSITORY INSTITUTIONS - 10.8%
                       18,000         Commerce Bancorp, Inc.                                                               610,740
                       16,200         IndyMac Bancorp, Inc.                                                                706,482
                       19,000         North Fork Bancorporation, Inc.                                                      520,410
                                                                                                            -----------------------
                                                                                                                         1,837,632
                                                                                                            -----------------------

DRUGS/PHARMACEUTICAL PREPARATIONS - 14.6%
                       37,000         Endo Pharmaceuticals Holdings, Inc.+                                               1,053,020
                       18,000         Medicis Pharmaceutical Corp. - Class A                                               610,560
                       34,700         Par Pharmaceutical Cos., Inc.+                                                       812,674
                                                                                                            -----------------------
                                                                                                                         2,476,254
                                                                                                            -----------------------

HOLDING & OTHER INVESTMENT OFFICES - 2.6%
                       20,000         Kohlberg Kravis Roberts & Co.+/-                                                     447,200
                                                                                                            -----------------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 3.1%
                       65,000         Restoration Hardware, Inc.+                                                          527,800
                                                                                                            -----------------------

INFORMATION TECHNOLOGIES: HEALTH CARE-RELATED - 3.6%
                       72,700         Omnicell, Inc.+                                                                      612,861
                                                                                                            -----------------------

INSURANCE CARRIERS - 9.1%
                        8,000         Fidelity National Financial, Inc.                                                    315,200
                       40,000         Tower Group, Inc.                                                                    634,800
                       31,600         UnumProvident Corp.                                                                  605,140
                                                                                                            -----------------------
                                                                                                                         1,555,140
                                                                                                            -----------------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS;
PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 8.3%
                        9,000         Boston Scientific Corp.+                                                             260,550
                       12,200         Edwards Lifesciences Corp.+                                                          559,614
                       13,300         Waters Corp.+                                                                        602,224
                                                                                                            -----------------------
                                                                                                                         1,422,388
                                                                                                            -----------------------

NONDEPOSITORY CREDIT INSTITUTIONS - 4.7%
                        5,100         Capital One Financial Corp.                                                          420,750
                       10,700         Countrywide Financial Corp.                                                          385,200
                                                                                                            -----------------------
                                                                                                                           805,950
                                                                                                            -----------------------

OIL & GAS EXTRACTION - 3.8%
                       58,000         Petrohawk Energy Corp.+                                                              639,160
                                                                                                            -----------------------


PRINTING, PUBLISHING & ALLIED INDUSTRIES - 16.4%
                       14,800         Dow Jones & Co., Inc.                                                                555,444
                       10,700         E.W. Scripps Co. - Class A                                                           540,671
                       11,500         Meredith Corp.                                                                       569,250
                       42,840         News Corp. - Class A                                                                 701,719
                       12,500         Viacom, Inc. - Class B                                                               418,625
                                                                                                            -----------------------
                                                                                                                         2,785,709
                                                                                                            -----------------------

SAVINGS & LOANS - 4.0%
                       22,000         Fidelity Bankshares, Inc.                                                            689,480
                                                                                                            -----------------------

WHOLESALE TRADE - NONDURABLE GOODS - 3.3%
                       28,000         The Hain Celestial Group, Inc.+                                                      555,240
                                                                                                            -----------------------

Total Common Stock (Cost $12,886,919)                                                                                   15,595,992
                                                                                                            -----------------------

PREFERRED STOCK - 2.6%
OIL & GAS EXTRACTION - 2.6%
                        5,300         Whittier Energy Corp.^ (Cost $318,000)                                               445,889
                                                                                                            -----------------------


SHORT-TERM INVESTMENTS - 6.7%
MONEY MARKET FUNDS - 6.7%
                      864,038         Scudder Cash Management Fund                                                         864,038
                      280,224         Scudder Money Market Fund                                                            280,224
                                                                                                            -----------------------
 Total Short-Term Investments (Cost $1,144,262)                                                                          1,144,262
                                                                                                            -----------------------

Total Investments - 100.9%
(Cost $14,349,181)*                                                                                                     17,186,143
Other Assets and Liabilities, Net - (0.9)%                                                                                (149,725)
                                                                                                            -----------------------
NET ASSETS - 100.0%                                                                                                     17,036,418
                                                                                                            =======================

------------------------------------------------------------------------------------------------------------------------------------
+    Non-income producing security.
+/-  Restricted security not registered under the Securities Act of 1933 other than Rule 144A securities.  At the end of the period, the value of these securities amounted to $447,200 or 2.6% of net assets.

          SECURITY                  ACQUISITION DATE         ACQUISITION COST        ACQUISITION VALUE PER UNIT
          --------                  ----------------         ----------------        --------------------------

 Kohlberg Kravis Roberts & Co.           08/05/04                 $400,000                     $20.00

^    Security exempt from registration under Rule 144A under the Securities Act of 1933.  At the period end, the value of these securities amounted to $445,889 or 2.6% of net assets.

*    Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:
                      Gross Unrealized Appreciation                                                    $3,675,976
                      Gross Unrealized Depreciation                                                      (839,014)
                                                                                           -----------------------
                      Net Unrealized Appreciation (Depreciation)                                       $2,836,962
                                                                                           =======================


Item 2.  Controls and Procedures.
(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


FORUM FUNDS

By:      /s/ Simon D. Collier
         --------------------
         Simon D. Collier, President and Principal Executive Officer

Date:    September 29, 2005
         ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Simon D. Collier
         --------------------
         Simon D. Collier, President and Principal Executive Officer

Date:    September 29, 2005
         ------------------


By:      /s/ Carl A. Bright
         ------------------
         Carl A. Bright, Principal Financial Officer

Date:    September 29, 2005
         ------------------